Business Combination and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of purchase consideration

In USD	Provisional fair value recognized on acquisition
Assets
Intangible Assets	1,002,147
Property and Equipment	1,846
Other assets	8,697
Trade and other receivables	365,061
Cash and cash equivalents	145,551

Total Assets	1,523,302

Liabilities
Interest-bearing loans	493,779
Loans from related parties	482,161
Trade and other payables	238,046

Total Liabilities	1,213,986

Total identifiable net assets at fair value	309,316

Non-controlling interest measured at fair value	139,643
Goodwill arising on acquisition	4,418,226

Purchase consideration	4,557,869

In USD	Cash flow on acquisition
Net cash acquired with the subsidiary	145,551
Cash consideration paid	(968,997)

Purchase consideration transferred	(823,446)